CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including services provided to a related party of RMB10,765, RMB4,272 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	$ 53,955,324	¥ 393,836,097	¥ 247,639,205	¥ 130,557,589
Costs of revenues (including services received from related parties of RMB5,353,661, RMB6,031,719 and RMB6,292,953 (US$862,131) for the years ended December 31, 2022, 2023 and 2024, respectively)	(21,084,265)	(153,900,374)	(91,723,577)	(31,462,298)
Sales and marketing expenses (including services received from related parties of RMB2,004,654, RMB1,795,959 and RMB1,302,234 (US$178,405) for the years ended December 31, 2022, 2023 and 2024, respectively)	(15,248,111)	(111,300,533)	(82,188,870)	(54,343,719)
General and administrative expenses	(1,034,752)	(7,552,967)	(4,075,622)	(3,964,935)
Research and development expenses (including services received from related parties of RMB356,789, RMB194,803 and RMB79,242 (US$10,856) for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,734,325)	(12,659,361)	(10,952,374)	(10,384,716)
Total operating expenses	(18,017,188)	(131,512,861)	(97,216,866)	(68,693,370)
Operating profit	14,853,871	108,422,862	58,698,762	30,401,921
Interest and investment income, net	2,815,817	20,553,493	10,238,080	3,997,100
Interest expenses | ¥			(43,987)	(51,655)
Foreign exchange (loss)/gain	80,537	587,866	35,721	(149,710)
Other income, net	427,417	3,119,847	2,952,579	2,221,358
Profit before income tax and share of results of equity investees	18,177,642	132,684,068	71,881,155	36,419,014
Income tax expenses	(2,776,538)	(20,266,781)	(11,849,904)	(4,725,667)
Share of results of equity investees	2,360	17,225	(4,707)	(155,285)
Net income	15,403,464	112,434,512	60,026,544	31,538,062
Net income attributable to ordinary shareholders	$ 15,403,464	¥ 112,434,512	¥ 60,026,544	¥ 31,538,062
Earnings per share:
Basic | (per share)	$ 2.78	¥ 20.31	¥ 11.08	¥ 6.24
Diluted | (per share)	$ 2.6	¥ 19	¥ 10.29	¥ 5.48
Shares used in earnings per share computation (in thousands):
Basic	5,536,049	5,536,049	5,416,106	5,057,540
Diluted	5,916,592	5,916,592	5,839,630	5,761,291
Other comprehensive income
Foreign currency translation difference, net of tax of nil	$ 357,018	¥ 2,605,982	¥ 1,332,984	¥ 5,860,304
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	67,788	494,803	68,538	(18,166)
Total other comprehensive income	424,806	3,100,785	1,401,522	5,842,138
Comprehensive income	$ 15,828,270	¥ 115,535,297	¥ 61,428,066	¥ 37,380,200